Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues [Abstract]
Private Bank Germany		€ 5,008,000,000	€ 4,989,000,000	€ 5,109,000,000
International Private Bank		3,226,000,000	3,136,000,000	3,130,000,000
IPB Personal Banking	[1]	908,000,000	870,000,000	905,000,000
IPB Private Banking and Wealth Management	[2]	2,318,000,000	2,266,000,000	2,225,000,000
Total net revenues		8,234,000,000	8,126,000,000	8,239,000,000
Of which: [Abstract]
Net interest income		4,601,000,000	4,499,000,000	4,838,000,000
Commission and fee income		3,207,000,000	3,052,000,000	2,866,000,000
Remaining income		426,000,000	574,000,000	534,000,000
Provision for credit losses		446,000,000	711,000,000	344,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,810,000,000	2,863,000,000	2,971,000,000
General and administrative expenses		4,440,000,000	4,238,000,000	4,517,000,000
Impairment of goodwill and other intangible assets		0	0	545,000,000
Restructuring activities		173,000,000	413,000,000	125,000,000
Total noninterest expenses		7,423,000,000	7,513,000,000	8,159,000,000
Noncontrolling interests		0	0	0
Profit (loss) before income taxes		366,000,000	(99,000,000)	(263,000,000)
Total assets	[3],[4]	310,496,000,000	296,596,000,000	270,334,000,000
Loans (gross of allowances for loan losses)		254,000,000,000	237,000,000,000	227,000,000,000
Assets under Management		553,000,000,000	493,000,000,000	482,000,000,000
Net flows		€ 30,000,000,000	€ 16,000,000,000	€ 4,000,000,000
Employees (full-time equivalent)		28,100	29,764	31,421

[1]	Including small businesses in Italy, Spain and India.
[2]	Including small & mid caps in Italy, Spain and India
[3]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[4]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.